Accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets
Summary of fair values of financial assets and liabilities classified on the basis of various measurement methods

	12/31/2018			12/31/2019
	Published			Published
	Price			Price
	Quotations			Quotations
	in Active			in Active
	Markets –	Internal		Markets –	Internal
	Level 1	Models	Total	Level 1	Models	Total

ASSETS:
Financial assets at fair value through profit or loss	109,858	157,666	267,524	111,259	156,868	268,127
Other financial assets at fair value through profit or loss	—	107,425	107,425	—	79,927	79,927
Financial assets at fair value through other comprehensive income	125,383	30,406	155,789	201,580	35,400	236,980
Hedging derivatives	—	9,285	9,285	—	9,256	9,256
	235,241	304,782	540,023	312,839	281,451	594,290
LIABILITIES:
Financial liabilities at fair value through profit or loss	689	254,792	255,481	324	153,276	153,600
Other financial liabilities at fair value through profit or loss	—	105,430	105,430	—	273,725	273,725
Hedging derivatives	—	8,393	8,393	—	7,523	7,523
	689	368,615	369,304	324	434,524	434,848

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)

Set forth below are the financial instruments at fair value which measurement was based on internal models (Level 2 and Level 3) as of December 31, 2018 and 2019.

	Fair			Fair
	Values			Values
	Calculated			Calculated
	Using Internal			Using Internal			Valuation Techniques	Key Inputs
	Models as of			Models as of
	12/31/2018			12/31/2019
	Level 2	Level 3	Total	Level 2	Level 3	Total

ASSETS:
Financial assets at fair value through profit or loss:	156,872	794	157,666	155,930	938	156,868

Debt and equity instruments	3,588	—	3,588	5,593	—	5,593	Price Vendor	Financial instruments with low trading volume or minimum marketability.
Trading derivatives:

Interest rate options	1,450	—	1,450	421	—	421	Black model (closed-formula solution)	Interest rate yield curve and implied volatility surface

Market index options:	49	—	49	212	60	272

European options	—	—	—	2	—	2	Black model (closed-formula solution)	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface and dividends estimation

Best of options (Basket)	2	—	2	—	—	—	Local volatility model with Monte Carlo method	Interest rate yield curves, equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Quanto options	36	—	36	147	60	207	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Asian (Quanto)	11	—	11	63	—	63	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Exchange rate options:	1,192	44	1,236	993	—	993

European barrier	—	—	—	1	—	1	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

European options	1,192	44	1,236	992	—	992	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

Swaps	142,977	222	143,199	139,901	878	140,779	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Index and securities futures	936	—	936	10	—	10	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Exchange rate futures	6,680	528	7,208	8,800	—	8,800	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Other financial assets at fair value through profit or loss:	107,425	—	107,425	79,927	—	79,927

Loans and advances to credit institutions – Reverse repurchase agreements	98,332	—	98,332	54,138	—	54,138	Forward estimation (non-closed formula)	Interest rate yield curve

Loans and advances to customers – Reverse repurchase agreements	9,093	—	9,093	25,789	—	25,789	Forward estimation (non-closed formula)	Interest rate yield curve

Financial assets at fair value through other comprehensive income:	29,635	771	30,406	32,525	2,875	35,400

Debt instruments	29,575	—	29,575	32,469	—	32,469	Price Vendor	Financial instruments with low trading volume or minimum marketability.

Equity instruments	60	—	60	56	—	56	Other	Value of shareholders’ equity

Loans and advances to customers	—	771	771	—	2,875	2,875	Estimation of credit default probabilities from credit spreads	Interest rate yield curves and market credit spreads

Hedging derivatives:	9,285	—	9,285	9,256	—	9,256

Swaps	4,174	—	4,174	4,768	—	4,768	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Exchange rate forwards	5,111	—	5,111	4,488	—	4,488	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

	303,217	1,565	304,782	277,638	3,813	281,451

	Fair			Fair
	Values			Values
	Calculated			Calculated
	Using Internal			Using Internal
	Models as of			Models as of			Valuation
	12/31/2018			12/31/2019			Techniques	Key Inputs
	Level 2	Level 3	Total	Level 2	Level 3	Total

LIABILITIES:
Financial liabilities held for trading/Financial liabilities at fair value through profit or loss:
	254,637	155	254,792	152,485	791	153,276

Trading derivatives:

Interest rate options	973	—	973	467	8	475	Black model (closed-formula solution)	Interest rate yield curve and implied volatility surface

Market index options:	179	—	179	81	60	141

European	1	—	1	1	—	1	Black and Scholes model (closed-formula solution)	Interest rate yield curves, quoted equity prices, index levels, implied volatility surface and dividends estimation

Auto-callable	167	—	167	—	—	—	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Best of options (Basket)	1	—	1	—	—	—	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Quanto options	10	—	10	80	60	140	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Exchange rate options:	1,348	153	1,501	1,548	—	1,548

European barrier	—	—	—	4	—	4	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

European options	1,341	153	1,494	1,344	—	1,344	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

American barrier and touch options	7	—	7	200	—	200	Mixed volatility model with partial differential equation method	Interest rate yield curves, quoted exchange rates and implied volatility surface

Swaps	143,448	—	143,448	134,627	723	135,350	Forward estimation (non- closed formula solution)	Interest rate yield curves and quoted exchange rates

Index and securities futures	839	—	839	18	—	18	Forward estimation (non- closed formula solution)	Interest rate yield curves, quoted equity prices and index levels exchange rates

Exchange rate futures	6,096	2	6,098	6,625	—	6,625	Forward estimation (non- closed formula solution)	Interest rate yield curve and quoted exchange rates
	.
Short positions:

Debt instruments	101,754	—	101,754	9,119	—	9,119	Forward estimation (non- closed formula solution)	Interest rate yield curve

Other financial liabilities at fair value through profit or loss:	105,430	—	105,430	273,725	—	273,725

Deposits from the Central Bank – Repurchase agreements	30,995	—	30,995	111,574	—	111,574	Forward estimation (non- closed formula solution)	Interest rate yield curve

Deposits from credit institutions – Repurchase agreements	4,316	—	4,316	29,689	—	29,689	Forward estimation (non- closed formula solution)	Interest rate yield curve

Customer deposits – Repurchase agreements	65,369	—	65,369	129,216	—	129,216	Forward estimation (non- closed formula solution)	Interest rate yield curve

Marketable debt securities	4,750	—	4,750	3,246	—	3,246	Present value (non-closed formula solution) and Black and Scholes model with closed-formula solution	Interest rate yield curve, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Hedging derivatives:	8,393	—	8,393	7,523	—	7,523

Swaps	8,047	—	8,047	7,114	—	7,114	Forward estimation (non- closed formula solution)	Interest rate yield curve and quoted exchange rates

Exchange rate forwards	346	—	346	409	—	409	Forward estimation (non- closed formula solution)	Interest rate yield curve and quoted exchange rates
	368,460	155	368,615	433,733	791	434,524

Schedule of changes in financial assets classified as Level 3

	Assets
	Debt and Equity	Trading	Loans and advances
	Instruments	derivatives	to customers	Total

Balance at January 1, 2017	172	—	—	172
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	(13)	91	—	78
Purchases	—	—	—	—
Sales	(143)	—	—	(143)
New issuances	—	160	—	160
Settlements	(16)	—	—	(16)
Balance at December 31, 2017	—	251	—	251
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	—	543	—	543
Purchases	—	—	—	—
Sales	—	—	—	—
New issuances	—	—	771	771
Settlements	—	—	—	—
Balance at December 31, 2018	—	794	771	1,565
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	—	13	—	13
Purchases	—	902	—	902
Transfer out	—	(771)	—	(771)
New issuances	—	—	2,875	2,875
Settlements	—	—	(771)	(771)
Balance at December 31, 2019	—	938	2,875	3,813

Schedule of changes in financial liabilities classified as Level 3

		Liabilities
	Debt and Equity	Trading
	Instruments	derivatives	Total

Balance at December 31, 2017	—	(358)	(358)
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	—	203	203
Purchases	—	—	—
Transfer out	—	—	—
New issuances		—	—
Settlements	—	—	—
Balance at December 31, 2018	—	(155)	(155)
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	—	—	—
Purchases	—	(791)	(791)
Transfer out	—	155	155
New issuances		—	—
Settlements	—	—	—
Balance at December 31, 2019	—	(791)	(791)

Schedule of significant unobservable inputs used in measuring financial instruments categorized as Level 3

The table below shows the effect as of December 31, 2019 on the fair value of the financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation.

This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

			Significant	Range of Estimates	Fair value Measurement
		Valuation	Unobservable	(weighted-average)	Sensitivity to
Financial Instrument	Fair value	Technique	Input	for Unobservable Input	Unobservable Inputs
Caps and floors (91-day TIIE)	(7)	Black model (closed-formula)	Interest rate curve referenced to 91-day TIIE	91-day TIIE curve = 28-day TIIE curve + (-25 basis points, -2 basis points)	A significant decrease in 91-day TIIE curve would result in a higher fair value
Cross currency swaps	50	Forward estimation (non-closed formula)	Long term Peso Fx rates Interest rate curve referenced to 91-day TIIE	Bid-offer spread IRS TIIE (2 basis points - 10 basis points) CCS USD/Peso (3 basis points -10 basis points) IRS UDI/Peso (5 basis points - 20 basis points)	A significant decrease in Peso Fx rates would result in a lower fair value
Quanto options	—	Local volatility model with partial differential equation method	Market index volatility	Beta vs Euro STOXX 50 Volatility surface (69% - 62%)	There is no impact in fair value for increasing or decreasing the applied beta
Swaps Lock In	108	Forward estimation (non-closed formula)	Prepayment rate	Prepayment rate 6% - 12%	There is no impact in fair value since the market and prepayment risks are fully hedge
Interest rate swaps	(5)	Forward estimation (non-closed formula)	Long term Peso rates Interest rate curve referenced to 91-day TIIE

91-day TIIE curve = 28-day TIIE curve + (-25 basis points, -2 basis points)

Bid-offer spread

IRS TIIE (2 basis points - 10 basis points)

CCS USD/Peso (3 basis points -10 basis points)

IRS UDI/Peso (5 basis points - 20 basis points)

					A significant decrease in 91-day TIIE curve would result in a higher fair value The same scenario applied on Peso Fx rates would result in a lower fair value
Loans and advances to customers	2,875	Estimation of credit default probabilities from credit spreads	Market credit spread quotes (CDS)	Credit spread quote (24 basis points - 55 basis points)	A significant rating downgrade would result in a lower fair value

Schedule of potential impact on consolidated income statement of change in main inputs used to measure level 3 financial instruments

	Potential Impact on Consolidated
	Income Statement as of
	December 31, 2019
	Most	Least
	Favorable	Favorable
	Input	Input

ASSETS:
Cross currency swaps	0.4	(0.4)
Loans and advances to customers	—	(27)
LIABILITIES:
Caps and floors on 91 days TIIE	2.0	0.2
Interest rate swaps	1.7	(0.6)

Schedule of sensitivity analysis

The VaR amounts as of December 31, 2019, including all financial instruments in the trading book position of the Bank are as follows:

	Average	High	Low	12/31/2019

All financial instruments	66	114	26	74
By category:
Instruments sensitive to interest rate	43	64	23	49
Instruments sensitive to equity market prices	3	12	1	2
Instruments sensitive to foreign currency exchange rates	41	89	8	49
Instruments sensitive to volatility movements	6	11	4	5

Schedule of financial assets and liabilities subject to offsetting

The following financial assets are subject to offsetting, enforceable master netting arrangements and similar agreements:

As of December 31, 2018:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial liabilities	financial assets
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial instrument	Cash	Net
	financial assets	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Financial derivative assets	164,238	—	164,238	(92,928)	(4,044)	(42,391)	24,875

Reverse repurchase agreements	107,425	—	107,425	—	(107,560)	—	(135)

Equity instruments (*) (see Note 9.a)	250	—	250	—	(250)	—	—

Total	271,913	—	271,913	(92,928)	(111,854)	(42,391)	24,740

As of December 31, 2019:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial liabilities	financial assets
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial instrument	Cash	Net
	financial assets	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Financial derivative assets	161,003	—	161,003	(128,590)	(5,736)	(16,759)	9,918

Reverse repurchase agreements	79,927	—	79,927	(2,944)	(76,592)	—	391

Equity instruments (*) (see Note 9.a)	13	—	13	—	(14)	—	(1)

Total	240,943	—	240,943	(131,534)	(82,342)	(16,759)	10,308

(*)   As of December 31, 2018 and 2019, the financial instruments received as collateral in lending transactions amount to 333 million pesos and 14 million pesos, respectively, which are limited to the net equities lent under the aforementioned lending transactions.

The following financial liabilities are subject to offsetting, enforceable master netting arrangements and similar agreements:

As of December 31, 2018:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial assets	financial liabilities
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial instrument	Cash	Net
	financial liabilities	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Financial derivative liabilities	162,120	—	162,120	(92,928)	(6,234)	(29,409)	33,549

Repurchase agreements	173,515	—	173,515	—	(101,197)		72,318

Short positions - Securities loans (see Note 10.b)	28,239	—	28,239	—	(29,086)		(847)

Short positions – Short sales (see Note 10.b)	72,835	—	72,835	—	(72,809)		26

Total	436,709	—	436,709	(92,928)	(209,326)	(29,409)	105,046

As of December 31, 2019:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial assets	financial liabilities
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial instrument	Cash	Net
	financial liabilities	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Financial derivative liabilities	152,004	—	152,004	(128,590)	(4,472)	(14,300)	4,642

Repurchase agreements	270,479	—	270,479	(2,944)	(191,422)	—	76,113

Short positions - Securities loans (see Note 10.b)	8,280	—	8,280	—	(8,809)	—	(529)

Short positions - Short sales (see Note 10.b)	77,657	—	77,657	—	(77,824)	—	(167)

Total	508,420	—	508,420	(131,534)	(282,527)	(14,300)	80,059

Schedule of macroeconomic variable assumptions used for the ECL estimate

		December 31, 2019:
Factor	Scenario	December 2019	December 2020	December 2021	December 2022
	Base	0.05%	1.20%	1.70%	1.70%
GDP (% year over year)	Upside	0.05%	2.05%	2.75%	2.90%
	Downside	0.05%	(7.10)%	0.00%	0.80%
	Base	3.90%	3.60%	3.50%	3.50%
CPI (% year over year)	Upside	3.90%	3.39%	3.08%	2.91%
	Downside	3.90%	8.40%	8.78%	7.60%
	Base	3.55%	3.79%	4.03%	4.27%
Unemployment rates (% active population)	Upside	3.55%	3.37%	3.47%	3.60%
	Downside	3.55%	6.40%	7.10%	5.50%
	Base	20.46	20.78	21.07	21.39
Peso/USD (end of period)	Upside	20.46	19.77	20.09	20.46
	Downside	20.46	27.03	26.66	25.05
	Base	9.80%	9.10%	8.90%	8.50%
Loans Mortgage (% year over year)	Upside	9.80%	10.25%	11.04%	10.90%
	Downside	9.80%	(4.50)%	(0.20)%	1.40%
	Base	5.29%	6.10%	5.85%	5.83%
Loans - Consumer (% year over year)	Upside	5.29%	7.32%	8.12%	8.37%
	Downside	5.29%	(7.50)%	0.40%	2.49%
	Base	7.70%	7.44%	6.60%	6.18%
Deposits Total (% year over year)	Upside	7.70%	8.46%	7.65%	6.83%
	Downside	7.70%	5.00%	4.60%	5.10%
	Base	42,921.41	44,037.20	46,327.14	48,736.15
Stock Markets (level)	Upside	42,921.41	45,496.53	49,909.70	55,299.94
	Downside	42,921.41	33,907.91	30,517.12	31,280.05

Schedule of weightings assigned to each macroeconomic scenario

December 31, 2019
Scenario	Weighting

Base	52.5%
Upside	10.0%
Downside	37.5%

December 31, 2018
Scenario	Weighting

Base	55.0%
Upside	10.0%
Downside	35.0%

Sensitivity analysis, changes to the ECL

	Most Favorable	Least Favorable
	Scenario	Scenario

Retail loan portfolios	(14.0)%	18.5%
Non-retail loan portfolios	(6.5)%	7.1%

Schedule of initial measurement of lease liabilities

IAS 17 operating lease commitments based on gross cash flows disclosed as of December 31, 2018	10,015
Discounted using the Bank’s incremental borrowing rate of 11%	6,090
Add/(less): adjustments due to different treatment of extension and termination options	801
(Less): contracts to which the short-term leases exemption has been applied	77
(Less): services/non-lease components of lease contracts	80
IFRS 16 lease liability as of January 1, 2019	6,734

Schedule of adjustments recognized for each individual line item of the consolidated balance sheet

	December 31, 2017 as originally presented	Adjustments on initial adoption of IFRS 9	January 1, 2018 restated	Measurement category under IFRS 9

Financial assets
Available-for-sale financial assets	165,742	(165,742)	—
Financial assets at fair value through other comprehensive income (FVTOCI)	—	92,611	92,611	FVTOCI
Loans and receivables	679,300	(679,300)	—
Financial assets at amortized cost	—	751,448	751,448	Amortized cost

Tax assets
Deferred	16,600	286	16,886

Provisions
Provisions for off-balance sheet risk	1,032	(32)	1,000

Shareholders' equity
Accumulated reserves	72,838	(2,279)	70,559

Valuation adjustments
Available-for-sale financial assets	(1,533)	1,533	—
Financial assets at fair value through other comprehensive income (FVTOCI)		81	81

Schedule of impact on Accumulated reserves

Accumulated reserves

Balance as of December 31, 2017	72,838

Increase in allowance for impairment losses and provisions for off-balance sheet risk	(3,238)
Increase in allowance for impairment losses for debt instruments at FVTOCI	(18)
Increase in deferred tax assets relating to allowance for impairment losses and provisions for off-balance sheet risk	977

Adjustments to Accumulated reserves from adoption of IFRS 9 as of January 1, 2018	(2,279)

Balance as of January 1, 2018	70,559

Classification and measurement of financial instruments into IFRS 9 categories

		Available-for-sale financial assets	Loans and receivables	FVTOCI	Amortized cost

Balance as of December 31, 2017		165,742	679,300	—	—

Reclassification of debt instruments from Available-for-sale to Amortized cost	(a)	(73,131)	—	—	73,131
Remeasurement of debt instruments reclassified to Amortized cost	(a)	—	—	—	2,287
Reclassification of equity instruments from Available-for-sale to FVTOCI	(b)	(795)	—	795	—
Reclassification of debt instruments from Available-for-sale to FVTOCI	(c)	(91,816)	—	91,816	—
Reclassification of debt instruments from Loans and receivables to Amortized cost	(d)	—	(10,758)	—	10,758
Reclassification of Loans and advances to customers and credit institutions from Loans and receivables to Amortized cost	(e)	—	(668,542)	—	668,542
Allowance for impairment losses	(e)	—	—	—	(3,270)

Balance as of January 1, 2018		—	—	92,611	751,448

Schedule of the impact of IFRS 9 changes on Total equity
		Valuation adjustments: Available-for-sale financial assets	Valuation adjustments: Financial assets at FVTOCI	Accumulated reserves

Balance as of December 31, 2017		(1,533)	—	72,838

Reclassifications of debt instruments from Available-for-sale to Amortized cost (*)	(a)	1,601	—	—
Reclassifications of equity instruments from Available-for-sale to FVTOCI (*)	(b)	28	(28)	—
Reclassifications of debt instruments from Available-for-sale to FVTOCI (*)	(c)	(109)	109	—
Allowance for impairment losses for debt instruments at FVTOCI	(c)	18	—	(18)
Allowance for impairment losses	(e)	—	—	(3,270)
Provisions for off-balance sheet risk		—	—	32
Income tax		(5)	—	977

Balance as of January 1, 2018		—	81	70,559

(*) These amounts are presented net of income tax.

a)Reclassification of debt instruments from Available-for-sale financial assets to Financial assets at amortized cost.

Certain debt instruments were reclassified from Available-for-sale financial assets to Financial assets at amortized cost. Such debt instruments amount to 75,418 million pesos (amortized cost) as of January 1, 2018. The impact of the reclassification is an increase in Shareholders’ equity that amounts to 2,287 million pesos (1,601 million pesos, net of income tax) related to the valuation adjustment of those debt instruments recognized as of December 31, 2017. The valuation adjustment that would have been recognized in other comprehensive income as of December 31, 2018 if the aforementioned debt instruments had not been reclassified to Financial assets at amortized cost is a decrease of 1,326 million pesos (928 million pesos, net of income tax).

b)Reclassification of equity instruments from Available-for-sale financial assets to Financial assets at FVTOCI

The Bank has irrevocably elected to present in other comprehensive income changes in the fair value of all its equity instruments previously classified as Available-for-sale financial assets, because these equity instruments are held as long-term strategic investments that are not expected to be sold in the short to medium term.  Accordingly, equity instruments with a fair value of 795 million pesos were reclassified from Available-for-sale financial assets to Financial assets at FVTOCI on January 1, 2018.

c)Reclassification of debt instruments from Available-for-sale financial assets to Financial assets at FVTOCI and recognition of an allowance for impairment losses for debt instruments at FVTOCI

Debt instruments with a fair value of 91,816 million pesos were reclassified from Available-for-sale financial assets to Financial assets at FVTOCI on January 1, 2018.

As of January 1, 2018, it was recognized in other comprehensive income an allowance for impairment losses for debt instruments at FVTOCI of 18 million pesos (13 million pesos, net of income tax) with a corresponding charge to Accumulated reserves.

d)Reclassification of debt instruments from Loans and receivables to Financial assets at amortized cost

Debt instruments with a carrying value of 10,758 million pesos were reclassified from Loans and receivables to Financial assets at amortized cost on January 1, 2018.

e)Reclassification of Loans and advances to customers and credit institutions from Loans and receivables to Financial assets at amortized cost and recognition of the allowance for impairment losses for Loans and advances to customers at amortized cost

Loans and advances to customers and credit institutions for an amount of 668,542 million pesos (carrying value) were reclassified from Loans and receivables to Financial assets at amortized cost on January 1, 2018.

As of January 1, 2018, it was recognized an increase of 3,270 million pesos in the allowance for impairment losses for Loans and advances to customers at amortized cost with a corresponding charge to Accumulated reserves.

Schedule of reconciliation of the allowance for impairment losses and of the provisions for off balance sheet risk

	December 31, 2017	Remeasurements	January 1, 2018

Loans and advances to customers	16,929	3,270	20,199
Loans and advances to credit institutions	—	—	—
Debt instruments	—	18	18
Contingent commitments:
Available lines of credit cards and non-revolving consumer loans	838	4	842
Guarantees and loan commitments of commercial and public sector loans	194	(36)	158

Total	17,961	3,256	21,217

Schedule of Coverage ratio

	As of January 1, 2018
Loans and advances to customers	Stage 1	Stage 2	Stage 3	Total

Carrying amount	583,871	24,346	18,132	626,349
Allowance for impairment losses	7,456	4,780	7,963	20,199
Coverage ratio	1.28%	19.63%	43.92%	3.22%

Schedule of tangible asset depreciation rates

Average Annual
Rate

Buildings for own use	2% to 5%
Furniture and vehicles	10% to 20%
Information Technology (IT) equipment and fixtures	25%
Others	5% to 20%

Schedule of reclassifications on consolidated balance sheets and consolidated statement of cash flows from prior years

As of December 31, 2018	Originally reported amounts	Reclassifications	New reported amounts
BALANCE SHEETS:

FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	101,754	(72,835)	28,919
Short positions	101,754	(72,835)	28,919

OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	69,685	72,835	142,520
Deposits from credit institutions – Repurchase agreements	4,316	9,485	13,801
Customer deposits – Repurchase agreements	65,369	63,350	128,719

CONSOLIDATED STATEMENT OF CASH FLOWS:

A. CASH FLOWS FROM OPERATING ACTIVITIES:

Financial liabilities at fair value through profit or loss	15,756	72,835	88,591
Other financial liabilities at fair value through profit or loss	(15,223)	(72,835)	(88,058)

As of December 31, 2017	Originally reported amounts	Reclassifications	New reported amounts
CONSOLIDATED STATEMENT OF CASH FLOWS:

A. CASH FLOWS FROM OPERATING ACTIVITIES:

Financial liabilities at fair value through profit or loss	(27,103)	46,233	19,130
Other financial liabilities at fair value through profit or loss	(16,207)	(46,233)	(62,440)

Commercial loans to large enterprises
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

≤0.78	5.00
0.78 - 1.37	17.00
1.37 - 4.78	29.00
4.78 - 7.81	41.00
>7.81	53.00

Commercial loans to real estate
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

≤0.68	23.00
0.68 - 0.91	27.00
0.91 - 1.07	30.00
1.07 - 1.4	34.00
1.4 - 7.94	37.00
>7.94	41.00

Commercial loans (SMEs)
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

≤1.66	12.00
1.66 - 3.00	13.00
3.00 - 6.00	14.00
6.00 - 8.00	17.00
8.00 - 10.00	18.00
10.00 - 13.00	19.00
13.00 - 15.00	20.00
15.00 - 18.00	20.70
18.00 - 22.00	21.30
>22.00	22.00

Securitized mortgage assets
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

≤4.08	16.00
4.08 - 5.66	28.00
5.66 - 11.32	40.00
11.32 - 12.70	41.00
12.70 - 15.32	42.00
15.32 - 16.99	43.00
16.99 - 21.64	44.00
>21.64	45.00

Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

≤0.5	16.00
0.5 - 1.0	19.00
1.0 - 1.5	22.00
1.5 - 2.0	25.00
2.0 - 4.0	29.00
4.0 - 6.0	32.00
6.0 - 8.0	35.00
8.0 - 10.0	38.00
>10.0	41.00

Non-revolving consumer loans (payroll loans)
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

≤10.06	11.00
10.06 - 13.04	16.00
13.04 - 15.11	20.00
15.11 - 16.77	22.30
16.77 - 19.56	24.50
19.56 - 21.80	26.80
21.80 - 22.92	29.00
22.92 - 28.19	31.00
28.19 - 34.70	33.00
>34.70	35.00

Non-revolving consumer loans (personal loans)
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

≤9.32	11.00
9.32 - 13.97	19.00
13.97 - 16.65	24.00
16.65 - 19.00	31.00
19.00 - 23.68	36.00
23.68 - 25.67	36.50
25.67 - 26.74	37.00
26.74 - 31.84	37.50
>31.84	38.00